INTEREST AND OTHER FINANCE COSTS (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTEREST AND OTHER FINANCE COSTS
Retirement benefit net interest expense	$ (3)	$ (5)	$ (7)
Unwinding of discount	(9)	(5)	(9)
Other	(8)
Other finance costs	(20)	(10)	(16)
Foreign exchange gains or losses	$ 11	$ 25	$ 22